Trade and Other Receivables - Summary of Movements in Allowance for Expected Credit Losses on Trade and Other Receivables (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	₽ (9,837)	₽ (9,083)	₽ (33,941)
Charge for the year	(226)	(791)	(343)
Utilised amounts	800	575	603
Reclassified to non-current financial assets (Note 8)			24,391
Exchange rate difference	408	(538)	207
Ending balance	₽ (8,855)	₽ (9,837)	₽ (9,083)